DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
                     TWO WORLD TRADE CENTER
                    NEW YORK, NEW YORK 10048
                         (212) 392-1600






                                   March 13, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Dean Witter Select Municipal Reinvestment Fund
     File 2-84376
     Rule 497(j) Filing

Dear Sir/Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on March 11, 1997.


                                   Very truly yours,
                                   /s/ Marilyn K. Cranney
                                   Marilyn K. Cranney
                                   Assistant Secretary



cc: Randolph Koch
    Barry Fink

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